Financial instruments by category	12 Months Ended
Jun. 30, 2023
Financial instruments by category
Financial instruments by category

14. Financial instruments by category

The following note presents the financial assets and financial liabilities by category and a reconciliation to the corresponding line in the Consolidated Statement of Financial Position, as appropriate. Since the line items “Trade and other receivables” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as prepayments, trade receivables, trade payables in-kind and tax receivables and payables), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”. Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy.

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, willing parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company can refer to at the date of valuation. In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period. In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs used reflect the Group’s assumptions regarding the factors which market players would consider in their pricing.

The Group’s Finance Division has a team in place in charge of estimating the valuation of financial assets required to be reported in the Consolidated Financial Statements, including the fair value of Level-3 instruments. The team directly reports to the Chief Financial Officer ("CFO"). The CFO and the valuation team discuss the valuation methods and results upon the acquisition of an asset and, as of the end of each reporting period.

According to the Group’s policy, transfers among the several categories of valuation are recognized when occurred, or when there are changes in the prevailing circumstances requiring the transfer.

Financial assets and financial liabilities as of June 30, 2023 are as follows:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss		Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2
June 30, 2023
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 15)	24,152	-	-	24,152	7,354	31,506
Investments in financial assets:
- Public companies’ securities	-	5,046	-	5,046	-	5,046
- Mutual funds	-	20,152	-	20,152	-	20,152
- Bonds	-	9,215	-	9,215	-	9,215
- Others	627	1,294	-	1,921	-	1,921
Cash and cash equivalents:
- Cash at bank and on hand	5,254	-	-	5,254	-	5,254
- Short-term investments	-	3,481	-	3,481	-	3,481
Total assets	30,033	39,188	-	69,221	7,354	76,575

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss		Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2
June 30, 2023
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	15,215	-	-	15,215	20,228	35,443
Borrowings (Note 20)	107,941	-	-	107,941	-	107,941
Derivative financial instruments:
- Bond futures	-	6	-	6	-	6
Total liabilities	123,156	6	-	123,162	20,228	143,390

Financial assets and financial liabilities as of June 30, 2022 were as follows:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss		Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2
June 30, 2022
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 15)	25,993	-	-	25,993	8,544	34,537
Investments in financial assets:
- Public companies’ securities	-	2,902	-	2,902	-	2,902
- Mutual funds	-	29,901	-	29,901	-	29,901
- Bonds	-	8,205	-	8,205	-	8,205
- Others	22	571	-	593	-	593
Cash and cash equivalents:
- Cash at bank and on hand	21,591	-	-	21,591	-	21,591
- Short term investments	-	5,952	-	5,952	-	5,952
Total assets	47,606	47,531	-	95,137	8,544	103,681
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss		Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2
June 30, 2022
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	9,572	-	-	9,572	16,472	26,044
Borrowings (Note 20)	161,112	-	-	161,112	-	161,112
Derivative financial instruments:
- Swaps	-	-	34	34	-	34
Total liabilities	170,684	-	34	170,718	16,472	187,190

(i)  The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 20).

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	06.30.2023			06.30.2022
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	25,635	(1,483)	24,152	27,136	(1,143)	25,993
Financial liabilities
Trade and other payables	13,732	1,483	15,215	8,429	1,143	9,572

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2023
Interest income	825	-	825
Interest expense	(11,909)	-	(11,909)
Interest expense on lease liabilities	(222)	-	(222)
Foreign exchange gains, net	6,762	-	6,762
Gain from repurchase of NCN	199	-	199
Fair value gain on financial assets at fair value through profit or loss	-	7,407	7,407
Interest and allowances generated by operating credits	661	-	661
Gain on derivative financial instruments, net	-	46	46
Other finance costs	(1,895)	-	(1,895)
Total financial instruments (i)	(5,579)	7,453	1,874

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2022
Interest income	998	-	998
Interest expense	(17,614)	-	(17,614)
Interest expense on lease liabilities	(259)	-	(259)
Foreign exchange gains, net	31,056	-	31,056
Gain from repurchase of NCN	3,148	-	3,148
Fair value gain on financial assets at fair value through profit or loss	-	3,134	3,134
Interest and allowances generated by operating credits	276	-	276
Gain on derivative financial instruments, net	-	70	70
Other finance costs	(996)	-	(996)
Total financial instruments (i)	16,609	3,204	19,813
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2021
Interest income	1,274	-	1,274
Interest expense	(22,658)	-	(22,658)
Interest expense on lease liabilities	(341)	-	(341)
Foreign exchange gains, net	24,818	-	24,818
Dividend income	2	-	2
Loss from repurchase of NCN	(336)	-	(336)
Fair value gain on financial assets at fair value through profit or loss	-	18,799	18,799
Interest and allowances generated by operating credits	342	-	342
Loss on derivative financial instruments, net	-	(1,597)	(1,597)
Other finance costs	(3,061)	-	(3,061)
Total financial instruments (i)	40	17,202	17,242

(i)

Included within “Financial results, net“ in the Consolidated Statement of Income and Other Comprehensive Income, with the exception of interest and discount generated by operating assets, which are included within "Other operating results, net".

The following table presents the changes in Level 3 financial instruments as of June 30, 2022 and 2021:

	Investments in financial assets - Others	Total
Balances at June 30, 2021	170	170
Currency translation adjustment	(17)	(17)
Write off	(207)	(207)
Gain for the year (i)	54	54
Balances at June 30, 2022 (ii)	-	-

(i)	Included within “Financial results, net” in the Consolidated Statement of Income and Other Comprehensive Income.
(ii)	During the year ended June 30, 2023 there were no changes in Level 3 financial instruments.

During the fiscal year ended June 30, 2023 and 2022, there were no transfers between levels of hierarchy of the fair value. When there are no quoted prices available in an active market, fair values (especially derivative instruments) are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Derivative financial instruments Swaps	Theoretical price	Underlying asset price and volatility	Level 2	-

As of June 30, 2023, there are no changes in economic or business circumstances that affect the fair value of the Group's financial assets and liabilities that were not considered in the fair value estimation.